SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
SHARE-BASED COMPENSATION

Note 21 — SHARE-BASED COMPENSATION

Pre-IPO share option schemes

On April 27, 2018, the Company awarded options to purchase an aggregate of 1,496,200 ordinary shares at an exercise price of JPY5 per share to various officers, directors, and employees of the Company. The options vested on April 28, 2020, with the expiration date on April 27, 2028 (“the first series of stock option”).

On December 27, 2019, the Company awarded options to purchase an aggregate of 923,600 ordinary shares at an exercise price of JPY244 per share to various officers, directors, and employees of the Company. The options vested on December 20, 2021, with the expiration date on December 19, 2029 (“the second series of stock option”).

On March 31, 2021, the Company awarded certain Trust-Type Share Options. The Trust-Type Share Options is administered by the board of directors and has a term of eight years from the date of adoption. Under the Trust-Type Share Options plan, the Company deposited into the trust a set of options that are convertible to a total of 3,000,000 ordinary shares of the Company. The board of directors and the trustee of the Trust-Type Share Options, in their discretion, may designate and distribute these options to individuals, including but not limited to employees, officers, and directors. The purpose of the Trust-Type Share Options is to attract and retain exceptionally qualified and talented individuals and to motivate them to exercise their best efforts on behalf of the Company through valuable incentives and awards (“the third series of stock option”).

The Trust-Type Share Options (trust for market value-issue stock acquisition rights) is a scheme of where the option holder is granted the right to acquire the Company’s shares at pre-determined price, which can be lower than the fair market value, therefore generating immediate benefit to the option holder. The trust type plan was initiated and created by the trustor (Mr. Kiyotaka Ito, the Company’s Chief Executive Officer) when he deposited funds into the trust with the intention to reward the beneficiaries of the plan. A third-party trustee is entrusted with the responsibility to grant to beneficiaries (including officers and employees) the options.

The following table summarizes the share option activities and related information for the fiscal years ended December 31, 2024 and 2025:

	Number of Options	Weighted-Average Exercise Price*	Weighted-Average Exercise Price*	Weighted Average Remaining Contractual Term
		JPY	US$	Years
Outstanding as of December 31, 2023	162,830	234.55	1.50	7.05
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited / cancelled**	(162,680)	234.68	1.50	-
Outstanding as of December 31, 2024	150	84.67	0.54	3.89
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited / cancelled**	-	-	-	-
Outstanding as of December 31, 2025	150	84.67	0.54	2.89
Vested and exercisable as of December 31, 2025	150

*	Retrospectively restated for a 1-to-20 share split which became effective on November 1, 2024.
**	In May 2024, 270 units of the first series of stock options and 150 units of the second series of stock options were forfeited. In June 2024, 150,000 units of the third series of stock options were forfeited. In July 2024, 9,840 units of the first series of stock options and 2,420 units of the second series of stock options were forfeited.

Based on the fair value of the underlying ordinary shares of Leifras, the Company used the Black-Scholes option-pricing model to determine the fair value of the share options as of the grant date. Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.

	April 27, 2018	December 27, 2019	March 31, 2021
Expected volatility	19.01%	17.80%	16.88%
Risk-free interest rate	0.089%	0.089%	0.089%
Dividend yield	-	-	-
Exercise term	8 years	8 years	8 years

The expected volatility is calculated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk-free interest rate is estimated based on the yield to maturity of Japanese treasury bonds based on the expected term of the incentive shares. The share options above contained a performance condition of exercisability upon a successful listing on the Nasdaq Stock Market or any other stock exchanges all over the world.

The options are subject to both a service condition, requiring employees to remain employed throughout the vesting period, and a performance condition, contingent upon a successful listing on the Nasdaq Stock Market or any other stock exchanges all over the world. Share-based compensation expenses are recognized on a straight-line basis over the vesting periods, provided the service condition is met and the performance condition is deemed probable. The Company recognized share-based compensation expenses related to the options of JPY6,787,500, JPY0 and JPY0 ($0) for the fiscal years ended December 31, 2023, 2024 and 2025, respectively, in relation to the share options issued under the pre-IPO share option schemes.

Representative’s Warrants

In connection with the Company’s IPO which closed on October 10, 2025, the Company issued warrants (the “Representative’s Warrants”) to the underwriter, Kingswood Securities LLC, to purchase up to 37,500 ADSs at an exercise price of $4.80 per ADS. The Representative’s Warrants are exercisable during the four and a half-year period commencing six months after the closing date of the IPO.

The Representative’s Warrants were accounted for as equity-classified instruments in accordance with ASC 718, Compensation—Stock Compensation. The grant-date fair value of the Representative’s Warrants was approximately JPY12,412,500 ($79,161). Such amount was recognized as underwriting compensation and recorded as a reduction of additional paid-in capital upon the completion of the IPO.

The fair value of the Representative’s Warrants was determined using a valuation model with assumptions consistent with those used for other equity instruments issued by the Company.

The following table summarizes the Representative’s Warrants activities and related information for the fiscal year ended December 31, 2025:

	Number of Warrants	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term
		US$	Years
Outstanding as of January 1, 2025	-	-	-
Granted	37,500	4.80	-
Exercised	-	-	-
Forfeited / cancelled	-	-	-
Outstanding as of December 31, 2025	37,500	4.80	4.78
Vested and exercisable as of December 31, 2025	-

Based on the fair value of the underlying ordinary shares of Leifras, the Company used the Black-Scholes option-pricing model to determine the fair value of the share options as of the grant date. Warrants valuation model requires the input of highly subjective assumptions, including the warrants’ expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share warrants.

2025
Expected volatility	66.4%
Risk-free interest rate	3.722%
Dividend yield	-
Exercise term	4.5 years

The expected volatility is calculated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk-free interest rate is estimated based on the yield to maturity of United States treasury bonds based on the expected term of the incentive shares.